Capital Stock (Details Narrative)	1 Months Ended			12 Months Ended			211 Months Ended	12 Months Ended		0 Months Ended
	Jan. 31, 2006	Nov. 30, 2004 USD ($)	Feb. 29, 2004	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 CAD	Dec. 31, 2012 Warrant [Member] CAD	Dec. 25, 2010 Warrant [Member] Private Placement [Member]	Apr. 13, 2012 Pires Gold Project [Member] CAD	Apr. 13, 2012 Pires Gold Project [Member] USD ($)	Feb. 22, 2011 Pires Gold Project [Member] CAD	Apr. 13, 2012 Pires Gold Project [Member] Subsequent Event [Member] CAD
Restructuring Cost and Reserve [Line Items]
Common shares issued				13,742,243	10,368,103		13,742,243		1,613,162		3,074,120	100,000
Fair value of common shares issued												15,000
Proceeds from units issued				1,537,060		406,834	4,722,999			153,706
Proceeds per unit											$ 0.05
Exercisable price of warrant										0.10			0.15
Shares issued to employees undedr Stock option plan	720,000	220,000	160,000
Share purchase granted price per share		$ 2.50
Fair value of the term extension				63,708
Dividend yield								0.00%
Risk-free interest rate					0.97%			1.32%
Expected life				0 years				1 year
Financing fee - stock based compensation (Note 7)					63,708		90,096	63,708
Warrants expired unexercised								Jan. 25, 2011